Finance income and expense	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Finance Income And Expense
Finance income and expense

8. Finance income and expense

Finance expenses were $2.3 million in the six months ending December 31, 2023, comprising $2.2 million of interest on a loan with Arowana (AWN). Other finance charges including audit fees, and interest on other loans and borrowings were more than offset by foreign currency gains on the loan with AWN, held in the Australian dollar denominated subsidiary, Aevitas O Holdings Pty, Ltd. The finance expense for the first half of the prior fiscal year of $2.5 million, comprised $2.9 million of interest on the parent company loan with AWN offset by $0.4 million foreign currency gain on the refinanced parent company loan with AWN, held in the Australian dollar denominated subsidiary, Aevitas O Holdings Pty, Ltd.

The components of net finance expense from continuing operations are as follows:

	Six months ended December 31
(US dollars in thousands)	2023	2022
Shareholder loan	2,864	2,233
Convertible preference shares and loan notes	159	105
Debtor invoice financing	15	143
Interest on leases	81	81
Other finance costs	14	300
Foreign exchange	-1,297	-395
Waived dividends and interest on convertible preference shares and loan notes	462	-
Total net finance expenses	2,298	2,467

10. Finance income and expense

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Finance income
Foreign exchange gain	1,150	173	2,176
Interest income	6	-	-
Total finance income	1,156	173	2,176

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Finance expense
Related party loan interest payable	3,801	3,351	1,986
Convertible loan notes and preference shares interest payable	254	217	1,228
Waived dividends on convertible preference shares	-	-	(327)
Waived dividends on convertible loan notes	-	-	(668)
Debtor invoice finance interest payable	100	24	7
Lease liability interest payable	171	133	42
Bank interest payable	47	3	-
Foreign exchange losses	2,704	4,709	92
Other finance costs	289	167	90
Total finance expense	7,366	8,604	2,450